Derivatives and hedging activities (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	568	585	(661)
Gains/(losses) recognized in income on hedged items	(605)	(567)	641
Net gains/(losses) on the ineffective portion	(37)	18	(20)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	548	564	(664)
Gains/(losses) recognized in income on hedged items	(585)	(546)	644
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	20	21	3
Gains/(losses) recognized in income on hedged items	(20)	(21)	(3)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	9
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(6)	39	117
Gains/(losses) reclassified from AOCI into income	31	27	13
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	280	1,571	(1,389)
Gains/(losses) reclassified from AOCI into income	4	(4)	(21)
Net investment hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	8	12
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	280	1,563	(1,401)
Gains/(losses) reclassified from AOCI into income	4	(4)	(21)